Provisions - Main Data of Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net provision	€ 408	€ 492
Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	385	458
Net provision	408	492
Net assets	23	34
Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	960	1,086	€ 3,239
Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(774)	(801)	(2,982)
Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	186	285
Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	199	173
Germany | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	223	255
Net provision	231	262
Net assets	8	7
Germany | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	322	350	304
Germany | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(99)	(95)	(93)
Germany | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	223	255
Germany | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	88	123
Net provision	103	149
Net assets	15	26
Brazil | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	549	643	982
Brazil | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(660)	(693)	(1,038)
Brazil | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(111)	(50)
Brazil | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	199	173
Hispam | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	67	74
Net provision	67	74
Net assets	0	0
Hispam | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	67	74	78
Hispam | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Hispam | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	67	74
Hispam | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Others | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	7	6
Net provision	7	7
Net assets	0	1
Others | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	22	19	17
Others | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(15)	(13)	(12)
Others | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	7	6
Others | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica United Kingdom | Operating segments | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(40)
Net provision	4
Net assets	44
Telefónica United Kingdom | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0	1,858
Telefónica United Kingdom | Operating segments | Obligation | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1,979	1,858
Telefónica United Kingdom | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0	€ (1,839)
Telefónica United Kingdom | Operating segments | Assets | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	€ (2,019)	€ (1,839)